Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 10, 2017 USD ($)	Nov. 28, 2017 USD ($)	Nov. 28, 2017 MXN ($)	Nov. 28, 2017 EUR (€)	Oct. 12, 2017 USD ($)	Sep. 25, 2017 USD ($)	May 31, 2017 EUR (€)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
3-Month LIBOR rate	1.6943%									0.9979%
CEMEX, SAB. de CV. December 2024 Notes [member] | 2.75% Senior secured notes [member]
Disclosure of detailed information about financial instruments [line items]
Issue price | €	€ 650,000,000
CEMEX Finance LLC October 2022 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings							$ 701,000,000			$ 739,000,000
CEMEX, S.A.B. de C.V. January 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings									$ 385,000,000	242,000,000
CEMEX, S.A.B. de C.V. December 2019 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings		$ 611,000,000							$ 90,000,000	219,000,000
CEMEX, S.A.B. de C.V. October 2018 Variable Notes [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings										$ 178,000,000
Notes redeemed october two thousand twenty two [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings						$ 343,000,000
Euro [member] | CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings | €					€ 400,000,000
Euro [member] | CEMEX Finance LLC April 2021 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings | €								€ 400,000,000
US Dollar [member] | CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings			$ 480,000,000
Pesos [Member] | CEMEX, S.A.B. de C.V. January 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Purchase of principal amount of borrowings				$ 9,432,000,000